Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
In the ordinary course of business, the Company may execute transactions with various related parties. These transactions are consummated at terms equivalent to the prevailing market rates and terms at the time. Examples of such transactions may include lending or deposit arrangements, transfers of financial assets, services for administrative support, and other miscellaneous items.
The Company has granted loans to executive officers and directors and their affiliates. These loans, including the related principal additions, principal payments, and unfunded commitments are immaterial to the consolidated financial statements at December 31, 2015 and 2014. None of the related party loans were classified as non-accrual, past due, troubled debt restructurings, or potential problem loans at December 31, 2015 and 2014.
Deposits from related parties held by the Company were also immaterial at December 31, 2015 and 2014.